UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21414
Oppenheimer Principal Protected Trust II
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: August 31
Date of reporting period: 02/28/2010

Item 1. Reports to Stockholders.

February 28, 2010

Oppenheimer

Principal Protected Main Street Fund II®

Management Commentaries and Semiannual Report

MANAGEMENT COMMENTARIES

An Interview with Your Fund's Manager

SEMIANNUAL REPORT

Listing of Top Holdings

Listing of Investments

Financial Statements

In the Barron's/Lipper Best Mutual Fund Families Survey, based on 2009 performance, OppenheimerFunds was ranked 7 out of 61 mutual fund families.

Source: "Best Mutual Fund Families," *Barron's*, February 1, 2010. See page 2 for specific information on the methodology used to determine the rankings in the Barron's/Lipper Best Mutual Fund Families survey. ***Past performance does not guarantee future results.***

OppenheimerFunds®

The Right Way to Invest

TOP HOLDINGS AND ALLOCATIONS
Oppenheimer Principal Protected Main Street Fund II Portfolio Allocation
Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2010, and are based on the total market value of investments.
7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, and other charges and expenses carefully before investing. The Fund’s prospectus, and if available, the Fund’s summary prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus, and if available, summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
The Fund has entered into a financial warranty agreement (the “Warranty”) with Main Place Funding LLC (the “Warranty Provider”), which includes a guarantee by the Warranty Provider’s ultimate parent company of the Warranty Provider’s obligations under the Warranty, which attempts to make sure that the value of each shareholder’s account on the maturity date (March 3, 2011) will be at least equal to a shareholder’s original investment (reduced by, among other potential reductions, any adjustments to the warranty amount permitted by the Warranty, and less any redemptions of Fund shares or dividends or distributions taken in cash, sales charges, and extraordinary Fund expenses). The Warranty is solely the obligation of the Warranty Provider, not the shareholders. The Warranty is dependent on the financial ability of the Warranty Provider to make payment to the Fund on the Maturity Date. As noted above, the Warranty Amount will be reduced by, among other things, any redemptions of Fund shares or distributions taken in cash, sales charges and extraordinary fund expenses. Distributions from the Fund are taxable whether or not shareholders reinvest them in additional shares of the Fund, unless the Fund shares are held in a tax-deferred retirement account. The Warranty does not apply to shares redeemed during the Warranty Period, and redemption of Fund shares prior to the Warranty Date will reduce a shareholder’s Warranty Amount. The Fund’s Board of Trustees is not obligated to replace the Warranty should the Warranty Provider be unable to perform its obligations under the Warranty. The Warranty increases the Fund’s expenses that shareholders indirectly pay and will lower the Fund’s NAV. Shareholders must redeem their shares in the Fund on, and only on, the Maturity Date (March 3, 2011) to receive the greater of the then-current net asset value of the Fund or their Warranty Amount. Prior to the Maturity Date, the Fund will provide each shareholder a notice to remind them that shares must be redeemed on the Maturity Date to receive the full benefit of the Warranty. After the Maturity Date, shares of the Fund will not be covered under the terms of the Warranty and will be subject to market fluctuations and the shares will then be redeemable at the Fund’s then-current net asset value, which may be lower than the Warranty Amount.
8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

Shares may be exchanged or redeemed at any time. However, if you redeem or exchange shares prior to the end of the seven-year Warranty Period, you will receive the then-current NAV per share, which may be higher or lower than the Warranty Amount. To receive at least the full Warranty Amount, you must maintain your original investment in the Fund until the end of the seven-year term and reinvest all dividends and distributions.
During the Warranty Period, there may be substantial opportunity costs. Allocating assets to debt securities (primarily Treasury STRIPS) eliminates the Fund’s ability to participate as fully in upward equity market movements. Therefore, it represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities. In the event of reallocation of 100% of the Fund’s assets to debt securities, the Fund will not be permitted to allocate its assets to equity securities for the remainder of the Warranty Period, which will eliminate the Fund’s ability to participate in any upward equity market movement. This event occurred on February 24, 2009, and under the terms of the Warranty Agreement, the Fund’s assets have been completely and irreversibly reallocated to the debt portfolio.
While these fixed income securities (primarily Treasury STRIPS) that the Fund invests in do not pay income the traditional way, an income calculation is made for tax purposes based on the purchase price and the time until the security reaches par value. Like traditional interest payments, this amount is reported as income for tax purposes. The zero coupon bonds the Fund invests in do not pay interest income until maturity. However, the Fund is required to accrue and declare a dividend on such income. Thus, you will have taxable income.
Distributions from the Fund are taxable whether or not you reinvest them in additional shares of the Fund. The Fund’s Board of Trustees is not obligated to replace the Warranty Provider should it be unable to make the payments necessary to support the Warranty Amount. The Warranty increases the Fund’s expenses that you pay and therefore the Fund’s expenses will generally be higher than a fund that does not offer a Warranty.
All investments have risks to some degree. While principal and interest payments on U.S. Treasury securities are guaranteed by the U.S. Government, the price of such securities will fluctuate with changes in prevailing interest rates. Zero-coupon U.S. Government securities are subject to greater fluctuations in price from interest rate changes than typical debt securities that pay interest on a regular basis. Investors should be aware that principal protected funds generally carry higher fees and expenses than non-protected funds.
The Fund offered its shares to the public from November 10, 2003 through February 27, 2004. From March 3, 2004, and until March 3, 2011, shares of the Fund will only be issued upon reinvestment of dividends and distributions.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2010.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. you may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	September 1, 2009	February 28, 2010	February 28, 2010

Actual
Class A	$1,000.00	$1,001.10	$5.22
Class B	1,000.00	997.20	9.20
Class C	1,000.00	997.80	8.96

Hypothetical (5% return before expenses)
Class A	1,000.00	1,019.59	5.27
Class B	1,000.00	1,015.62	9.29
Class C	1,000.00	1,015.87	9.04
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended February 28, 2010 are as follows:

Class	Expense Ratios

Class A	1.05%
Class B	1.85
Class C	1.80
The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF INVESTMENTS February 28, 2010 / Unaudited

	Principal
	Amount	Value

U.S. Government Obligations—98.2%
U.S. Treasury Bonds, STRIPS, 2.728%, 2/15/11[1]	$40,700,000	$40,581,644
U.S. Treasury Nts. :
0.875%, 2/28/11	2,350,000	2,362,852
STRIPS, 4.279%, 2/15/11[1]	38,400,000	38,286,682

Total Investments, at Value (Cost $78,868,254)	98.2%	81,231,178
Other Assets Net of Liabilities	1.8	1,493,536

Net Assets	100.0%	$82,724,714

Footnotes to Statement of Investments

1.	Zero coupon bond reflects effective yield on the date of purchase.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset).
The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of February 28, 2010 based on valuation input level:

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
U.S. Government Obligations	$—	$81,231,178	$—	$81,231,178

Total Assets	$—	$81,231,178	$—	$81,231,178

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
See accompanying Notes to Financial Statements.
F1 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF ASSETS AND LIABILITIES Unaudited
February 28, 2010

Assets
Investments, at value (cost $78,868,254)—see accompanying statement of investments	$81,231,178
Cash	1,769,803
Receivables and other assets:
Interest	10,337
Other	9,442

Total assets	83,020,760

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	186,022
Warranty agreement fees	42,067
Distribution and service plan fees	34,001
Legal, auditing and other professional fees	12,539
Transfer and shareholder servicing agent fees	7,619
Trustees’ compensation	4,813
Shareholder communications	4,543
Other	4,442

Total liabilities	296,046

Net Assets	$82,724,714

Composition of Net Assets
Par value of shares of beneficial interest	$2,995
Additional paid-in capital	87,821,729
Accumulated net investment income	673,631
Accumulated net realized loss on investments	(8,136,565)
Net unrealized appreciation on investments	2,362,924

Net Assets	$82,724,714

F2 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $28,964,008 and 1,049,326 shares of beneficial interest outstanding)	$27.60
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$29.28

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $39,611,154 and 1,435,546 shares of beneficial interest outstanding)	$27.59

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $14,149,552 and 510,523 shares of beneficial interest outstanding)	$27.72
See accompanying Notes to Financial Statements.
F3 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENT OF OPERATIONS Unaudited
For the Six Months Ended February 28, 2010

Investment Income
Interest	$1,368,020
Other income	72

Total investment income	1,368,092

Expenses
Management fees	109,430
Distribution and service plan fees:
Class A	37,375
Class B	212,666
Class C	73,616
Transfer and shareholder servicing agent fees:
Class A	16,428
Class B	29,118
Class C	7,528
Shareholder communications:
Class A	4,329
Class B	8,959
Class C	2,412
Warranty agreement fees	153,202
Trustees’ compensation	5,821
Custodian fees and expenses	281
Other	22,696

Total expenses	683,861

Net Investment Income	684,231

Realized and Unrealized Gain (Loss)
Net realized gain on investments	226,060
Net change in unrealized appreciation on investments	(1,013,677)

Net Decrease in Net Assets Resulting from Operations	$(103,386)

See accompanying Notes to Financial Statements.
F4 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	February 28, 2010	August 31,
	(Unaudited)	2009

Operations
Net investment income	$684,231	$1,313,487
Net realized gain (loss)	226,060	(7,300,655)
Net change in unrealized appreciation	(1,013,677)	2,586,126

Net decrease in net assets resulting from operations	(103,386)	(3,401,042)

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(634,832)	(568,658)
Class B	(503,948)	(390,905)
Class C	(174,695)	(134,076)

	(1,313,475)	(1,093,639)
Distributions from net realized gain:
Class A	—	(1,437,579)
Class B	—	(2,132,682)
Class C	—	(724,672)

	—	(4,294,933)

Beneficial Interest Transactions
Net decrease in net assets resulting from beneficial interest transactions:
Class A	(2,545,343)	(4,512,152)
Class B	(5,069,634)	(8,491,610)
Class C	(1,642,002)	(2,689,240)

	(9,256,979)	(15,693,002)

Net Assets
Total decrease	(10,673,840)	(24,482,616)
Beginning of period	93,398,554	117,881,170

End of period (including accumulated net investment income of $673,631 and $1,302,875, respectively)	$82,724,714	$93,398,554

See accompanying Notes to Financial Statements.
F5 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class A	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$28.16	$30.54	$33.48	$30.78	$30.32	$29.50

Income (loss) from investment operations:
Net investment income[1]	.29	.52	.50	.31	.43	.48
Net realized and unrealized gain (loss)	(.26)	(1.24)	(2.46)	2.82	.55	.90

Total from investment operations	.03	(.72)	(1.96)	3.13	.98	1.38

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.59)	(.47)	(.98)	(.43)	(.51)	(.56)
Tax return of capital distribution from net investment income	—	—	—	—	(.01)	—
Distributions from net realized gain	—	(1.19)	—	—	—	—

Total dividends and/or distributions to shareholders	(.59)	(1.66)	(.98)	(.43)	(.52)	(.56)

Net asset value, end of period	$27.60	$28.16	$30.54	$33.48	$30.78	$30.32

Total Return, at Net Asset Value[2]	0.11%	(2.37)%	(5.99)%	10.22%	3.28%	4.69%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,964	$32,103	$39,578	$53,548	$63,781	$84,724

Average net assets (in thousands)	$30,521	$35,035	$46,411	$59,238	$73,030	$94,553

Ratios to average net assets:[3]
Net investment income	2.08%	1.80%	1.56%	0.94%	1.40%	1.60%
Total expenses	1.05%	1.22%[4]	1.47%[4]	1.47%[4]	1.46%[4]	1.46%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.05%	1.20%	1.23%	1.10%	1.17%	1.23%

Portfolio turnover rate	0%	17%	127%	147%	74%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including all underlying fund expenses were as follows:

Year Ended August 31, 2009	1.24%
Year Ended August 31, 2008	1.71%
Year Ended August 31, 2007	1.84%
Year Ended August 31, 2006	1.75%
Year Ended August 31, 2005	1.69%
See accompanying Notes to Financial Statements.
F6 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class B	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$28.00	$30.36	$33.26	$30.58	$30.12	$29.32

Income (loss) from investment operations:
Net investment income[1]	.18	.28	.23	.04	.18	.23
Net realized and unrealized gain (loss)	(.26)	(1.23)	(2.42)	2.81	.56	.90

Total from investment operations	(.08)	(.95)	(2.19)	2.85	.74	1.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.33)	(.22)	(.71)	(.17)	(.27)	(.33)
Tax return of capital distribution from net investment income	—	—	—	—	(.01)	—
Distributions from net realized gain	—	(1.19)	—	—	—	—

Total dividends and/or distributions to shareholders	(.33)	(1.41)	(.71)	(.17)	(.28)	(.33)

Net asset value, end of period	$27.59	$28.00	$30.36	$33.26	$30.58	$30.12

Total Return, at Net Asset Value[2]	(0.28)%	(3.18)%	(6.70)%	9.35%	2.46%	3.88%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$39,611	$45,295	$58,136	$72,163	$76,285	$92,317

Average net assets (in thousands)	$42,855	$50,752	$65,193	$75,560	$84,876	$97,514

Ratios to average net assets:[3]
Net investment income	1.28%	0.99%	0.71%	0.12%	0.59%	0.78%
Total expenses	1.85%	2.03%[4]	2.25%[4]	2.27%[4]	2.25%[4]	2.26%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%	2.01%	2.01%	1.90%	1.96%	2.03%

Portfolio turnover rate	0%	17%	127%	147%	74%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including all underlying fund expenses were as follows:

Year Ended August 31, 2009	2.05%
Year Ended August 31, 2008	2.49%
Year Ended August 31, 2007	2.64%
Year Ended August 31, 2006	2.54%
Year Ended August 31, 2005	2.49%
See accompanying Notes to Financial Statements.
F7 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

FINANCIAL HIGHLIGHTS Continued

	Six Months
	Ended
	February 28, 2010	Year Ended August 31,
Class C	(Unaudited)	2009	2008	2007	2006	2005

Per Share Operating Data
Net asset value, beginning of period	$28.12	$30.48	$33.37	$30.65	$30.13	$29.33

Income (loss) from investment operations:
Net investment income[1]	.18	.30	.25	.06	.20	.26
Net realized and unrealized gain (loss)	(.24)	(1.25)	(2.44)	2.81	.55	.88

Total from investment operations	(.06)	(.95)	(2.19)	2.87	.75	1.14

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.34)	(.22)	(.70)	(.15)	(.21)	(.34)
Tax return of capital distribution from net investment income	—	—	—	—	(.02)	—
Distributions from net realized gain	—	(1.19)	—	—	—	—

Total dividends and/or distributions to shareholders	(.34)	(1.41)	(.70)	(.15)	(.23)	(.34)

Net asset value, end of period	$27.72	$28.12	$30.48	$33.37	$30.65	$30.13

Total Return, at Net Asset Value[2]	(0.22)%	(3.16)%	(6.66)%	9.36%	2.51%	3.90%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,150	$16,001	$20,167	$26,562	$31,681	$49,066

Average net assets (in thousands)	$14,835	$17,463	$23,227	$29,423	$39,713	$60,338

Ratios to average net assets:[3]
Net investment income	1.33%	1.04%	0.80%	0.18%	0.67%	0.88%
Total expenses	1.80%	1.98%[4]	2.22%[4]	2.24%[4]	2.22%[4]	2.23%[4]
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.80%	1.96%	1.98%	1.87%	1.93%	2.00%

Portfolio turnover rate	0%	17%	127%	147%	74%	61%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Total expenses including all underlying fund expenses were as follows:

Year Ended August 31, 2009	2.00%
Year Ended August 31, 2008	2.46%
Year Ended August 31, 2007	2.61%
Year Ended August 31, 2006	2.51%
Year Ended August 31, 2005	2.46%
See accompanying Notes to Financial Statements.
F8 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Principal Protected Main Street Fund II® (the “Fund”), a series of Oppenheimer Principal Protected Trust II, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. During the Warranty Period, the Fund will seek capital preservation in order to have a net asset value on the Maturity Date at least equal to the Warranty Amount. The Fund seeks high total return as a secondary objective. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     Prior to February 24, 2009, the Fund invested a substantial portion of its assets in Class Y shares of Oppenheimer Main Street Fund® (the “Underlying Fund”), which seeks high total return, and certain U.S. government securities.
     The allocation of the Fund’s assets between the debt portfolio and the equity portfolio varied over time based upon the Warranty Formula, which was intended to allow the Fund to have a net asset value on the Maturity Date at least equal to the Warranty Amount. Effective February 24, 2009, pursuant to the Warranty Formula and the terms of the Warranty Agreement, the Fund’s assets have been completely and irreversibly reallocated to the debt portfolio.
     Shares of the Fund were offered during the Offering Period (November 10, 2003 to February 27, 2004). Shares are not offered during the Warranty Period (March 3, 2004 to March 3, 2011) to the Maturity Date (March 3, 2011) except in connection with reinvestment of dividends and distributions. The Fund has issued Class A, Class B and Class C shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 88 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Warranty Agreement. Effective June 30, 2009, the Fund has entered into a Financial Warranty Agreement (the “Warranty Agreement”) with Main Place Funding, LLC (the “Warranty Provider”). The Warranty Provider is an affiliate of Merrill Lynch Bank USA, and a separately incorporated division of Bank of America N.A. (“BANA”). Bank of America Corporation (the “Guarantor”), the Warranty Provider’s ultimate parent company and parent company of BANA, has issued a guarantee of the performance of the Warranty Provider’s obligations under the Warranty Agreement (the “Guarantee”). Pursuant to the Warranty Agreement, the Warranty Provider has issued, subject to certain conditions, a financial warranty (the “Financial Warranty”) to the Fund. The Financial Warranty attempts to make sure that the value of each shareholder’s account on the Maturity Date
F9 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
will be no less than the value of that shareholder’s account on the second business day after the end of the Offering Period (the “Warranty Amount”). This value will include net income, if any, earned by the Fund during the Offering Period and be reduced by adjustments permitted under the Warranty Agreement, including sales charges, dividends and distributions paid in cash, redemptions of Fund shares, and the shareholder’s pro rata portion of any extraordinary expenses. To avoid a reduced Warranty Amount, shareholders must reinvest all dividends and distributions received from the Fund to purchase additional shares of the Fund and must not redeem any shares of the Fund during the Warranty Period. If the value of the Fund’s assets on the Maturity Date is insufficient to result in the value of each shareholder’s account being at least equal to the shareholder’s Warranty Amount, the Warranty Provider will pay the Fund an amount equal to the excess of his or her Warranty Amount over his or her account value.
     As of February 28, 2010, the Fund level Warranty Amounts per share were $25.79 for Class A shares, $27.04 for Class B shares and $27.10 for Class C shares.
     The Financial Warranty is solely the obligation of the Warranty Provider, as guaranteed by the Guarantor. It is possible that the financial position of the Warranty Provider may deteriorate and it would be unable to satisfy the obligations under the Financial Warranty, and the financial position of the Guarantor may deteriorate and it would be unable to satisfy its obligations under the Guarantee. No entity or person is obligated to make up any shortfall in the event the Warranty Provider and Guarantor default on their obligations to the Fund and the Fund’s assets are insufficient to redeem the Fund’s shares for the Warranty Amount on the Maturity Date. Shareholders could lose money if the Warranty Provider and Guarantor fail to or are unable to perform their obligations under he Warranty Agreement and Guarantee, respectively.
     The Warranty Agreement requires the Manager to comply with certain investment parameters in an attempt to limit the Fund’s risk. If the Fund or Manager fails to comply with the agreed-upon investment parameters or otherwise fails to comply with certain requirements set forth in the Warranty Agreement, the Warranty Provider may terminate its Financial Warranty in certain limited circumstances. The Warranty Provider (or its affiliate) may monitor the Fund’s compliance with the Warranty Agreement solely to protect the interests of the Warranty Provider and not the Fund’s shareholders.
     Prior to February 24, 2009, the fee paid by the Fund to the Warranty Provider was an annual fee equal to 0.60% of the average daily net assets of the Fund during the Warranty Period. Since the Fund is completely and irreversibly invested in the debt portfolio, the Warranty Fee payable by the Fund to the Warranty Provider has decreased to an annual fee equal to 0.35% of the average daily net assets of the Fund, effective February 24, 2009.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
F10 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than unadjusted quoted prices for an asset that are observable are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Government debt instruments are valued at the mean between the “bid” and “asked” prices.
     In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
During the fiscal year ended August 31, 2009, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of August 31, 2009, the Fund had available for federal income tax purposes post-October losses of $3,977,235 and unused capital loss carryforward were as follows:

Expiring

2017	$4,281,810
As of February 28, 2010, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $8,032,985 expiring by 2018. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended February 28, 2010, it is estimated that the Fund will utilize $226,060 of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 28, 2010 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$78,868,254

Gross unrealized appreciation	$2,362,924
Gross unrealized depreciation	—

Net unrealized appreciation	$2,362,924

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets
F12 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
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NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended February 28, 2010		Year Ended August 31, 2009
	Shares	Amount	Shares	Amount

Class A
Dividends and/or distributions reinvested	21,866	$603,710	67,357	$1,911,235
Redeemed	(112,705)	(3,149,053)	(222,925)	(6,423,387)

Net decrease	(90,839)	$(2,545,343)	(155,568)	$(4,512,152)

Class B
Dividends and/or distributions reinvested	17,678	$488,840	85,765	$2,433,051
Redeemed	(199,977)	(5,558,474)	(382,616)	(10,924,661)

Net decrease	(182,299)	$(5,069,634)	(296,851)	$(8,491,610)

Class C
Dividends and/or distributions reinvested	5,733	$159,181	28,549	$812,863
Redeemed	(64,204)	(1,801,183)	(121,228)	(3,502,103)

Net decrease	(58,471)	$(1,642,002)	(92,679)	$(2,689,240)

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2010, were as follows:

	Purchases	Sales

U.S. government and government agency obligations	$—	$11,571,567
4. Fees and Other Transactions with Affiliates
Management Fees. Effective February 24, 2009, the Manager has contractually reduced the management fee to an annual rate of 0.25% of the average annual net assets of the Fund.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2010, the Fund paid $54,646 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided
F14 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at December 31, 2009 were as follows:

Class B	$1,603,328
Class C	928,069
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor

February 28, 2010	$—	$—	$18,172	$—
Waivers and Reimbursements of Expenses. The Manager will further reduce the management fee to the extent necessary so that expenses after waivers and reductions to the Fund (other than extraordinary expenses such as litigation costs) do not exceed 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares. However, if this reduction in the management fee is not sufficient to reduce expenses to these
F15 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
limits, the Manager is not required to subsidize Fund expenses to assure that expenses do not exceed those limits. Furthermore, if the Fund’s expenses continue to exceed these limits following the Manager’s waiver of all management fees, the Warranty Amount will be reduced by any expenses that exceed those limits.
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Subsequent Events Evaluation
The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. This evaluation determined that there are no subsequent events that necessitated disclosures and/or adjustments.
6. Pending Litigation
Since 2009, a number of lawsuits have been filed in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers, trustees and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual
F16 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
F17 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus, or, if available, the fund’s summary prospectus, annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus, or, if available, the summary prospectus, reports and privacy policy within 30 days of receiving your request to stop householding.
13 | OPPENHEIMER PRINCIPAL PROTECTED MAIN STREET FUND II

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable.

b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and

whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 02/28/2010, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Principal Protected Trust II

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	04/07/2010

By:	/s/ Brian W. Wixted Brian W. Wixted
Principal Financial Officer

Date:	04/07/2010